Shareholder Report		6 Months Ended	12 Months Ended
		Apr. 30, 2026 USD ($) Holding	Oct. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Municipal Bond Funds
Entity Central Index Key		0000225997
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000007949
Shareholder Report [Line Items]
Fund Name		High-Yield Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWAHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[1]	0.17%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 17,343,000,000
Holdings Count | Holding		3,368
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,343
Number of Portfolio Holdings	3,368
Portfolio Turnover Rate	11%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.6%
1 to 3 Years	1.9%
3 to 5 Years	4.0%
5 to 10 Years	13.5%
10 to 20 Years	25.7%
20 to 30 Years	38.2%
Greater than 30 Years	10.2%
Other Assets and Liabilities—Net	5.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007950
Shareholder Report [Line Items]
Fund Name		High-Yield Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWALX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard High-Yield Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[2]	0.09%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 17,343,000,000
Holdings Count | Holding		3,368
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,343
Number of Portfolio Holdings	3,368
Portfolio Turnover Rate	11%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.6%
1 to 3 Years	1.9%
3 to 5 Years	4.0%
5 to 10 Years	13.5%
10 to 20 Years	25.7%
20 to 30 Years	38.2%
Greater than 30 Years	10.2%
Other Assets and Liabilities—Net	5.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007953
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWITX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[3]	0.17%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 87,721,000,000
Holdings Count | Holding		16,196
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$87,721
Number of Portfolio Holdings	16,196
Portfolio Turnover Rate	4%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	3.3%
1 to 3 Years	5.9%
3 to 5 Years	10.3%
5 to 10 Years	32.3%
10 to 20 Years	44.0%
20 to 30 Years	2.0%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007954
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWIUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[4]	0.09%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 87,721,000,000
Holdings Count | Holding		16,196
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$87,721
Number of Portfolio Holdings	16,196
Portfolio Turnover Rate	4%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	3.3%
1 to 3 Years	5.9%
3 to 5 Years	10.3%
5 to 10 Years	32.3%
10 to 20 Years	44.0%
20 to 30 Years	2.0%
Greater than 30 Years	0.4%
Other Assets and Liabilities—Net	1.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007955
Shareholder Report [Line Items]
Fund Name		Limited-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VMLTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[5]	0.17%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 34,691,000,000
Holdings Count | Holding		7,407
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$34,691
Number of Portfolio Holdings	7,407
Portfolio Turnover Rate	11%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	17.6%
1 to 3 Years	20.5%
3 to 5 Years	27.0%
5 to 10 Years	26.6%
10 to 20 Years	1.0%
20 to 30 Years	4.0%
Greater than 30 Years	1.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007956
Shareholder Report [Line Items]
Fund Name		Limited-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VMLUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Limited-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[6]	0.09%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 34,691,000,000
Holdings Count | Holding		7,407
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$34,691
Number of Portfolio Holdings	7,407
Portfolio Turnover Rate	11%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	17.6%
1 to 3 Years	20.5%
3 to 5 Years	27.0%
5 to 10 Years	26.6%
10 to 20 Years	1.0%
20 to 30 Years	4.0%
Greater than 30 Years	1.1%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007957
Shareholder Report [Line Items]
Fund Name		Long-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWLTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[7]	0.17%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 18,962,000,000
Holdings Count | Holding		4,103
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$18,962
Number of Portfolio Holdings	4,103
Portfolio Turnover Rate	13%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.7%
1 to 3 Years	2.5%
3 to 5 Years	2.9%
5 to 10 Years	13.7%
10 to 20 Years	35.7%
20 to 30 Years	34.6%
Greater than 30 Years	4.7%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007958
Shareholder Report [Line Items]
Fund Name		Long-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWLUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[8]	0.09%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 18,962,000,000
Holdings Count | Holding		4,103
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$18,962
Number of Portfolio Holdings	4,103
Portfolio Turnover Rate	13%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.7%
1 to 3 Years	2.5%
3 to 5 Years	2.9%
5 to 10 Years	13.7%
10 to 20 Years	35.7%
20 to 30 Years	34.6%
Greater than 30 Years	4.7%
Other Assets and Liabilities—Net	5.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007959
Shareholder Report [Line Items]
Fund Name		Ultra-Short-Term Tax-Exempt Fund
Class Name		Investor Shares
Trading Symbol		VWSTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent	[9]	0.17%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 17,787,000,000
Holdings Count | Holding		3,508
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,787
Number of Portfolio Holdings	3,508
Portfolio Turnover Rate	22%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	41.6%
1 to 3 Years	25.3%
3 to 5 Years	21.9%
5 to 10 Years	6.5%
10 to 20 Years	1.1%
20 to 30 Years	1.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007960
Shareholder Report [Line Items]
Fund Name		Ultra-Short-Term Tax-Exempt Fund
Class Name		Admiral™ Shares
Trading Symbol		VWSUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Tax-Exempt Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[10]	0.09%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 17,787,000,000
Holdings Count | Holding		3,508
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,787
Number of Portfolio Holdings	3,508
Portfolio Turnover Rate	22%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	41.6%
1 to 3 Years	25.3%
3 to 5 Years	21.9%
5 to 10 Years	6.5%
10 to 20 Years	1.1%
20 to 30 Years	1.7%
Greater than 30 Years	0.6%
Other Assets and Liabilities—Net	1.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007961
Shareholder Report [Line Items]
Fund Name		Municipal Money Market Fund
Class Name		Investor Shares
Trading Symbol		VMSXX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Municipal Money Market Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$5	0.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent	[11]	0.11%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 17,968,000,000
Holdings Count | Holding		1,101
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$17,968
Number of Portfolio Holdings	1,101

Holdings [Text Block]

Distribution by Effective Maturity % of Net Assets (as of April 30, 2026)

Table Summary
1 to 7 Days	90.2%
8 to 30 Days	1.3%
31 to 60 Days	1.2%
61 to 90 Days	2.6%
91 to 180 Days	2.1%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153132
Shareholder Report [Line Items]
Fund Name		Tax-Exempt Bond Index Fund
Class Name		ETF Shares
Trading Symbol		VTEB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent	[12]	0.03%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 45,686,000,000
Holdings Count | Holding		10,188
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$45,686
Number of Portfolio Holdings	10,188
Portfolio Turnover Rate	7%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	4.3%
1 to 3 Years	7.9%
3 to 5 Years	7.7%
5 to 10 Years	19.0%
10 to 20 Years	30.4%
20 to 30 Years	26.6%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000153131
Shareholder Report [Line Items]
Fund Name		Tax-Exempt Bond Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTEAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Tax-Exempt Bond Index Fund (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent	[13]	0.07%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 45,686,000,000
Holdings Count | Holding		10,188
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$45,686
Number of Portfolio Holdings	10,188
Portfolio Turnover Rate	7%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	4.3%
1 to 3 Years	7.9%
3 to 5 Years	7.7%
5 to 10 Years	19.0%
10 to 20 Years	30.4%
20 to 30 Years	26.6%
Greater than 30 Years	2.7%
Other Assets and Liabilities—Net	1.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000247740
Shareholder Report [Line Items]
Fund Name		Intermediate-Term Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VTEI
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[14]	0.08%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 1,349,000,000
Holdings Count | Holding		5,421
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,349
Number of Portfolio Holdings	5,421
Portfolio Turnover Rate	5%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	5.9%
1 to 3 Years	10.7%
3 to 5 Years	11.3%
5 to 10 Years	27.3%
10 to 20 Years	43.0%
20 to 30 Years	0.3%
Other Assets and Liabilities—Net	1.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000254940
Shareholder Report [Line Items]
Fund Name		Core Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VCRM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Core Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[15]	0.12%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 1,293,000,000
Holdings Count | Holding		2,141
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,293
Number of Portfolio Holdings	2,141
Portfolio Turnover Rate	27%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	1.4%
1 to 3 Years	4.3%
3 to 5 Years	6.4%
5 to 10 Years	18.6%
10 to 20 Years	35.0%
20 to 30 Years	25.2%
Greater than 30 Years	9.7%
Other Assets and Liabilities—Net	(0.6%)

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000254941
Shareholder Report [Line Items]
Fund Name		Short Duration Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VSDM
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Short Duration Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 6
Expense Ratio, Percent	[16]	0.12%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 610,000,000
Holdings Count | Holding		2,470
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$610
Number of Portfolio Holdings	2,470
Portfolio Turnover Rate	7%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	5.1%
1 to 3 Years	21.5%
3 to 5 Years	27.9%
5 to 10 Years	39.9%
10 to 20 Years	0.3%
20 to 30 Years	2.8%
Greater than 30 Years	1.3%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000260433
Shareholder Report [Line Items]
Fund Name		Long-Term Tax-Exempt Bond ETF
Class Name		ETF Shares
Trading Symbol		VTEL
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Long-Term Tax-Exempt Bond ETF (the "Fund") for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent	[17]	0.09%
Material Change Date			Oct. 31, 2025
AssetsNet		$ 259,000,000
Holdings Count | Holding		3,848
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2026)

Table Summary
Fund Net Assets (in millions)	$259
Number of Portfolio Holdings	3,848
Portfolio Turnover Rate	6%

Holdings [Text Block]

Distribution by Stated Maturity % of Net Assets (as of April 30, 2026)

Table Summary
Less than 1 Year	0.0%
1 to 3 Years	0.0%
5 to 10 Years	0.2%
10 to 20 Years	50.5%
20 to 30 Years	44.5%
Greater than 30 Years	3.6%
Other Assets and Liabilities—Net	1.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.